Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share

5.	EARNINGS PER SHARE
Earnings per share are computed as follows:

	2024	2023

Basic earnings per Common Share:

Net income attributable to Magna International Inc.	$1,009	$1,213

Weighted average number of Common Shares outstanding during the year	286.8	286.2

Basic earnings per Common Share	$3.52	$4.24

Diluted earnings per Common Share [a]:

Net income attributable to Magna International Inc.	$1,009	$1,213

Weighted average number of Common Shares outstanding during the year	286.8	286.2
Stock options and restricted stock	0.1	0.4

	286.9	286.6

Diluted earnings per Common Share	$3.52	$4.23

[a]
Diluted earnings per Common Share exclude 5.2 million [2023 – 2.8 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not
“in-the-money”.
The dilutive effect of participating securities using the
two-class
method was excluded from the calculation of earnings per share because the effect would be immaterial.